Debt - Summary of outstanding short-term and long-term debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term Debt	$ 10,400	$ 10,367
Short-term debt, including current maturities of long-term debt	16,283	8,949
Total short-term and long-term debt	26,683	19,316	$ 19,209
Book value [Member]
Debt Instrument [Line Items]
Long-term Debt	10,569	10,563
Less current maturities of long-term debt	169	196
Long-term debt, excluding current maturities	10,400	10,367
Short-term debt, including current maturities of long-term debt	16,283	8,949
Total short-term and long-term debt	26,683	19,316
Book value [Member] | HSBC Mexico, S.A [Member]
Debt Instrument [Line Items]
Long-term Debt	4,874	5,026
Book value [Member] | Bank Sabadell I [Member]
Debt Instrument [Line Items]
Long-term Debt	2,109	3,833
Book value [Member] | Bank Sabadell II [Member]
Debt Instrument [Line Items]
Long-term Debt	0	1,005
Book value [Member] | Banco de Crédito e Inversiones [Member]
Debt Instrument [Line Items]
Long-term Debt	419	699
Book value [Member] | Itaú Unibanco S.A.[Member]
Debt Instrument [Line Items]
Long-term Debt	$ 3,167	$ 0